Income Tax (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
US federal income tax rate to the income taxes
U.S
State
International	40,229	4,928	579,844
Provision for income taxes	40,229	4,928	579,844
Current [Member]
US federal income tax rate to the income taxes
U.S
State
International
Provision for income taxes
Deferred [Member]
US federal income tax rate to the income taxes
U.S
State
International	40,229	4,928	579,844
Provision for income taxes	$ 40,229	$ 4,928	$ 579,844